Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 16, 2009	Jul. 31, 2011	Dec. 30, 2008	Dec. 31, 2011 VASP Litigation [Member]	Jul. 31, 2006 VASP Litigation [Member]	Dec. 31, 2011 Aircraft [Member] VASP Litigation [Member]	Dec. 31, 2011 Engines [Member] VASP Litigation [Member]	Dec. 31, 2011 Engines [Member] Transbrasil Litigation [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets						13	3	2
Claim award for loss of profit plus accrued interest	$ 40.0
Number of leases that company incurred obligations due to another company's default			7	9	7
Lease agreements awarded default judgement	7
Aggregate amount due from AerCap		$ 210